UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21073

Bragg Capital Trust

(Exact name of registrant as specified in charter)

100 Queens Road Charlotte, NC 28204

(Address of principal executive offices)

(Zip code)

100 Queens Road Charlotte, NC 28204

(Name and address of agent for service)

Registrant's telephone number, including area code: 704-714-7711

Date of fiscal year end:

May 31

Date of reporting period:

August 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Queens Road Small Cap Value Fund

	Schedule of Investments
	August 31, 2005 (Unaudited)
Shares/Principal Amount		Market Value

COMMON STOCK
Agricultrual Chemicals- 1.12%
2,900	American Vanguard Corp.	$ 58,000

Aerospace & Defense- 0.64%
1,450	Allied Defense Group, Inc. *	32,915

Apparel Retail- 2.59%
3,258	Cato Corporation "A"	63,205
2,550	Stage Stores, Inc.	70,916
		134,121

Apparel, Assecories, & Luxury Goods- 1.49%
2,320	Cherokee, Inc.	77,348

Chemicals & Allied Products- 1.55%
1,410	FMC Corp.*	80,315

Commerical Printing- 1.73%
1,825	Banta Corp.	89,334

Commodity Chemicals- 0.24%
440	Georgia Gulf Corp.	12,276

Computer Hardware- 1.97%
2,500	Intergraph Corp.*	102,025

Construction & Engineering- 1.50%
4,000	Perini Corp.*	77,560

Construction & Farm Machinery- 1.57%
2,026	Oshkosh Truck Corp.	81,263

Data Processing Services- 1.94%
6,700	Intrado, Inc.*	100,500

Distillers & Vintners- 1.43%
2,690	Constellation Brands, Inc. *	74,029

Diversified Metals & Mining- 1.28%
1,000	Titanium Metals Corp.*	66,170

Electric Utilities- 1.98%
2,750	MGE Energy, Inc.	102,273

Electronic Equipment & Instruments- 3.23%
228	Franklin Electric Co.	9,633
1,985	MTS Systems Corp.	81,822
2,099	Rofin-Sinar Technologies, Inc.*	75,879
		167,334

Environmental Services- 1.47%
3,639	Duratek, Inc.*	76,310

Food Retail- 1.94%
1,375	Arden Group, Inc.	100,375

Footwear-1.88%
3,184	K-Swiss, Inc. Class A	97,558

Gas Utilities- 1.66%
3,100	UGI Corp.	85,715

Health Care Distributors & Services- 3.62%
2,700	PDI, Inc.*	37,854
2,020	Owens & Minor, Inc.	57,893
1,950	Renal Care Group, Inc. *	91,825
		187,572
Health Care Facilities- 3.20%
3,000	Amsurg*	83,520
11,847	Stewart Enterprises, Inc. Class A	82,337
		165,857
Health Care Supplies- 1.37%
4,800	Nutraceutical International Corp. *	70,752

Home Furnishings- 1.16%
2,000	Dorel Industires, Inc. *	60,060

Housewares & Specialities- 3.19%
2,725	CSS Industries, Inc.	98,373
1,456	Lancaster Colony Corp.	66,612
		164,985

Industrial Machinery- 0.37%
520	Graco, Inc.	19,349

Insurance Brokers- 1.20%
2,820	HUB International Ltd.	62,153

Life & Health Insurance- 1.44%
3,250	Universal American Financial Corp. *	74,587

Miscellaneous Electrial Machinery, Equipment & Supplies- 0.82%
1,250	United Industrial Corp.	42,475

National Commerical Banks- 0.49%
1,008	Greater Bay Bancorp	25,402

Natural Gas Distribution- 1.80%
1,980	New Jersey Resources Corp.	93,020

Oil & Gas Exploration & Production- 2.88%
1,700	Denbury Resources, Inc.*	76,891
3,000	Energy Partners Ltd.*	72,000
		148,891

Packaged Foods- 3.95%
2,800	Sanderson Farms, Inc.	103,404
3,626	Smithfield Foods, Inc. *	100,984
		204,388

Personal Products- 3.59%
3,264	CCA Industries, Inc.	30,844
3,700	Inter Parfums, Inc.	68,487
4,000	Nature's Sunshine Products, Inc.	86,400
		185,731
Property & Casualty Insurance- 2.77%
5,950	CNA Surety Corporation *	74,375
1,185	Commerce Group, Inc.	69,109
		143,484

Reginal Banks- 2.60%
601	Associated Banc - Corp	19,557
2,500	First Midwest Bancorp	94,850
1,001	Southside Bancshares	20,130
		134,537

Real Estate Investment Trusts- 3.20%
1,878	Amli Residential Properties Trust	59,288
938	The Macerich Company	61,045
1,182	Prentiss Properties Trust	45,436
		165,769

Reinsurance- 2.40%
1,000	Endurance Specialty Holdings Ltd.	36,700
2,700	Platinum Underwriters Holdings Ltd.	87,696
		124,396

Restaurants- 0.25%
1,000	Ryan's Family Steak Houses, Inc. *	12,810

Semiconductors- 1.39%
2,829	DSP Group, Inc. *	72,055

Services - Misc. Amusesment & Recreation- 1.96%
3,038	Aztar Corp.*	101,469

Soft Drinks- 1.76%
11,900	National Beverage Corp.*	91,273

Specialized Consumer Services- 1.93%
2,500	Matthews International Corp.	100,000

Specialty Chemicals- 2.00%
1,625	Albemarle Corp.	59,004
1,075	Lubrizol Corp.	44,451
		103,455

State Commerical Banks- 1.44%
2,150	Central Pacific Financial Corp.	74,347

Systems Software- 0.65%
1,500	Hummingbird Ltd.*	33,660

Tires & Rubber- 1.76%
2,100	Bandag, Inc.	90,930

Thrifts & Mortgage Finance- 0.37%
499	Sterling Financial Corp.	19,246

Trucking- 2.93%
2,756	Heartland Express	55,230
5,919	Vitran Corp., Inc.*	96,538
		151,768

Wholesale-Apparel, Piece Goods & Notions- 3.39%
5,800	Delta Apparel, Inc.	89,900
4,310	Weyco Group, Inc.	85,553
		175,453

Total for Common Stock ($4,267,894)- 91.10%		4,715,295

CASH AND EQUIVALENTS- 4.78%
247,214	First American Prime Obligation Fund Class A	247,214
	(Cost $247,214) - 2.81%**

	Total Investments- 95.87%	4,962,509
	(Cost $ 4,515,108)

	Other Assets Less Liabilities- 4.13%	213,613

	Net Assets- 100.00%	$ 5,176,122

* Non-income producing securities.
** Variable Rate Security at August 31, 2005

NOTES TO FINANCIAL STATEMENTS
Queens Small Cap Value Fund
1. SECURITY TRANSACTIONS
At August 31, 2005, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $4,515,108 amounted to $447,402 which consisted of aggregate gross unrealized appreciation of $567,762 and aggregate gross unrealized depreciation of $120,360.

Queens Road Value Fund

	Schedule of Investments
	August 31, 2005 (Unaudited)
Shares/Principal Amount		Market Value

COMMON STOCK
Advertising- 1.21%
250	Omnicom Group, Inc.	$ 20,110

Aerospace & Defense- 4.88%
525	Alliant Techsystems, Inc.*	40,388
160	Boeing Co.	10,723
600	United Technologies Corp.	30,000
		81,111
Apparel & Accessories- 3.76%
800	Liz Claiborne, Inc.	32,824
500	V.F. Corp.	29,655
		62,479
Apparel Retail- 1.76%
1,400	Tjx Companies, Inc.	29,274

Beverages- 1.12%
330	Brown Forman Corporation	18,688

Banks- 6.75%
400	Bank of America Corp.	17,212
850	Fifth Third Bancorp	35,198
1,250	National City Corp.	45,787
235	Wells Fargo & Co.	14,011
		112,208

Broadcasting & Cable TV- 0.53%
290	Comcast Corp. Class A Special Non-voting *	8,749

Computer Hardware- 1.67%
1,000	Hewlett-Packard Co. Com	27,760

Computer Storage & Peripherals- 0.38%
100	Lexmark International Group, Inc.*	6,298

Construction Materials- 1.15%
337	Florida Rock Industries, Inc.	19,074

Data Processing Services- 0.67%
495	Electronic Data Systems Corp.	11,088

Department Stores- 0.37%
90	Federated Department Stores, Inc.	6,208

Diversified Financial Services- 0.26%
100	Citigroup Corp.	4,377

Electric Utilities- 6.57%
1,200	Duke Power Co.	34,788
700	Exelon Corp.	37,723
1,065	Southern Co.	36,636
		109,147
Enviornmental Sciences- 1.06%
500	Waste Connections, Inc.*	17,670

Fincancials- Asset Management & Custody Banks- 2.08%
550	T. Rowe Price Associates, Inc.	34,650

Health Care Distributors & Services- 2.76%
775	Patterson Companies*	31,047
200	Wellpoint Health Networks, Inc. *	14,850
		45,897
Health Care Facilities- 4.14%
1,000	Community Health Systems, Inc.*	36,830
650	HCA, Inc.	32,045
		68,875

Household Appliances- 2.27%
2,000	Maytag Corp.	37,800

Household Products- 1.73%
500	Clorox Co.	28,785

Housewares & Specialties- 1.99%
380	Fortune Brands, Inc.	33,052

Investment Banking & Brokerage- 0.45%
145	Morgan Stanley	7,376
5	Piper Jaffray, Inc. *	152
		7,528

Industrial Conglomerates- 0.75%
450	Tyco, Inc.	12,524

Industrial Gases- 0.67%
230	Praxair, Inc.	11,109

Industrial Instruments- 1.13%
350	Danaher Corp.	18,746

Insurance Agents- 1.35%
800	Marsh & McLennan Companies, Inc.	22,440

Integrated Oil & Gas- 2.52%
700	Exxon Mobil Corp.	41,930

Integrated Telecommunication Services- 4.29%
390	ALLTEL Corp.	24,176
750	American Telephone & Telegraph Corp.	14,760
900	Century Telephone Enterprises, Inc.	32,310
		71,246
Life & Health Insurance- 7.47%
1,500	Conseco, Inc.*	31,320
1,035	MetLife, Inc.	50,694
800	Torchmark Corp.	42,192
		124,206

Movies & Entertainment- 2.00%
980	Viacom, Inc. Class B	33,310

Multi-line Insurance- 0.14%
40	American International Group, Inc.	2,368

Multi - Utilities- 1.73%
500	WPS Resources Corp.	28,820

Networking Equipment- 1.32%
1,000	Motorola, Inc.	21,880

Office Services & Supplies- 0.14%
89	Acco Brands Corp.*	2,323

Oil & Gas Exploration & Production- 0.86%
200	Apache Corp.	14,324

Packaged Goods- 2.04%
490	Unilever NV	33,908

Personal Products- 2.26%
875	Alberto-Culver Co. Class B	37,581

Pharmaceuticals- 3.30%
820	Merck & Co, Inc.	23,151
500	Johnson & Johnson	31,695
		54,846

Property & Casualty Insurance- 2.78%
475	Progressive Corp.	45,795
10	Travelers Insurance Group Holdings, Inc. Class B	430
		46,225
Publishing- 3.94%
420	Gannett, Inc.	30,542
800	John Wiley & Sons	34,920
		65,462

Real Estate Invetment Trusts- 1.12%
245	Simon Property Group	18,637

Restaurants- 2.59%
1,325	McDonalds Corp.	42,996

Thrift & Mortgage Finance- 0.49%
160	Federal National Mortgage Association	8,166

Trading Companies & Distributors- 2.71%
700	Grainger W. W., Inc.	45,024

Wireless Telecommunication Services- 2.63%
1,986	America Movil	43,692

Total for Common Stock (Cost 1,448,468)- 95.83%		1,592,592

CASH AND EQUIVALENTS- 5.22%
86,780	First American Prime Obligation Fund Class A	86,780
	(Cost 86,780) - 2.81%**

	Total Investments- 101.05%	1,679,372
	(Cost $ 1,535,248)

	Liabilities in Excess of Other Assets- (1.05%)	(17,427)

	Net Assets- 100.00%	$ 1,661,945

* Non-income producing securities.
** Variable Rate Security at August 31, 2005

NOTES TO FINANCIAL STATEMENTS
Queens Road Value Fund
1. SECURITY TRANSACTIONS
At August 31, 2005, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,535,248 amounted to $144,124 which consisted of aggregate gross unrealized appreciation of $184,819 and aggregate gross unrealized depreciation of $40,695.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bragg Capital Trust

By /s/Steven H. Scruggs, President

*  Steven H Scruggs, President

Date October 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Benton S. Bragg, Treasurer

*  Benton S Bragg,  Treasurer

Date October 31, 2005

By /s/Steven H Scruggs, President

*  Steven H Scruggs, President

Date October 31, 2005

* Print the name and title of each signing officer under his or her signature.